Accumulated Other Comprehensive Loss (Notes)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Income (Loss)
Changes in the accumulated other comprehensive income (loss) ("AOCI") balance by component consisted of the following for the respective years:

(in thousands)	Defined Benefit Pension Items	Other	Total

As of December 31, 2017	$(102,955)	$33	$(102,922)
Other comprehensive income (loss) before reclassifications, net of tax of $(1,803) and $(22)	(5,351)	(65)	(5,416)
Amounts reclassified from AOCI, net of tax of $4,360	12,941	—	12,941
Net current-period other comprehensive income (loss)	7,590	(65)	7,525
As of December 31, 2018	(95,365)	(32)	(95,397)
Other comprehensive income (loss) before reclassifications, net of tax of $(1,874) and $(77)	(5,461)	(223)	(5,684)
Amounts reclassified from AOCI, net of tax of $718	2,092	—	2,092
Net current-period other comprehensive income (loss)	(3,369)	(223)	(3,592)
As of December 31, 2019	$(98,734)	$(255)	$(98,989)

Amounts reclassified to net earnings for defined benefit pension items relate to the amortization of actuarial gains (losses) and settlement charges. These amounts are included within the defined benefit pension plan expense caption on our Consolidated Statements of Operations. See Note 15. Employee Benefit Plans for additional information.